NOTES PAYABLE CURRENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE - CURRENT (Tables)
Original issue discount	$ 44,800
Convertible promissory note	$ 448,000
Interest rate	8.00%
Monthly payments of principal and interest	$ 53,760
Conversion price	$ 0.10
Finder's fee	$ 20,160
Legal fees	5,000
Obligated unrelated third parties	$ 150,000	$ 150,000
Unsecured Conversion Price	$ 0.05
Notes bear interest	6.00%